September 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Aberdeen Global Equity Fund, a series of the Registrant (the “Acquiring Fund”), of the assets and liabilities of Aberdeen Global Financial Services Fund, also a series of the Registrant, in exchange for shares of the Acquiring Fund.

Pursuant to Rule 488, the Registration Statement designates an effective date of October 19, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at 215-405-5770, Elliot Gluck at 212-728-8138 from Willkie Farr & Gallagher LLP, counsel to the Fund, or Rose DiMartino at 212-728-8215 also from Willkie Farr & Gallagher LLP.

Sincerely,

/s/ Lucia Sitar

Lucia Sitar

Enclosures

cc:	Rose F. DiMartino, Esq., Willkie Farr & Gallagher, LLP
Elliot J. Gluck, Esq., Willkie Farr & Gallagher, LLP

Aberdeen Asset Management Inc

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.